CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 554,494	$ 344,395	$ 146,151
Depreciation and amortization of real estate, in-place lease and other intangibles:
Continuing operations	356,623	311,008	315,736
Discontinued operations	772	2,439	4,389
Amortization of above and below market lease intangibles, net	(4,510)	(6,378)	(14,780)
Amortization of deferred compensation	20,034	14,924	14,388
Amortization of debt premiums, discounts and issuance costs, net	25,769	9,856	8,328
Straight-line rents	(59,173)	(47,243)	(46,688)
Loan and direct financing lease interest accretion	(93,003)	(69,645)	(39,172)
Deferred rental revenues	(2,319)	(3,984)	12,804
Equity income from unconsolidated joint ventures	(46,750)	(4,770)	(3,511)
Distributions of earnings from unconsolidated joint ventures	3,273	5,373	7,273
Gain upon consolidation of joint venture	(7,769)
Marketable securities (gains) losses, net	5,396	(14,597)	(8,876)
Gain upon settlement of loans receivable	(22,812)
Gain on sales of real estate	(3,107)	(19,925)	(37,321)
Derivative (gains) losses, net	(1,226)	1,302	69
Impairments, net of recoveries	15,400	59,793	75,514
Changes in:
Accounts receivable, net	2,590	9,222	4,408
Other assets	27,582	(6,341)	(6,881)
Accrued liability for litigation provision			101,973
Accounts payable and other accrued liabilities	(47,103)	(4,931)	(18,170)
Net cash provided by operating activities	724,161	580,498	515,634
Cash flows from investing activities:
Cash used in the HCR ManorCare Acquisition, net of cash acquired	(4,026,556)
Cash used in the HCP Ventures II purchase, net of cash acquired	(135,550)
Other acquisitions and development of real estate	(198,385)	(304,847)	(96,528)
Leasing costs and tenant and capital improvements	(52,903)	(97,930)	(40,702)
Proceeds from sales of real estate, net	19,183	32,284	72,272
Purchase of an interest in and contributions to unconsolidated joint ventures	(95,000)	(6,565)	(7,975)
Distributions in excess of earnings from unconsolidated joint ventures	2,408	4,365	6,869
Purchases of marketable equity securities	(22,449)
Proceeds from sales of marketable securities		179,215	157,122
Principal repayments on loans receivable and direct financing leases	303,941	63,953	10,952
Investments in loans receivable and direct financing leases, net	(369,939)	(298,085)	(165,494)
(Increase) decrease in restricted cash	(5,234)	(3,319)	2,078
Net cash used in investing activities	(4,580,484)	(430,929)	(61,406)
Cash flows from financing activities:
Net borrowings (repayments) under bank line of credit	454,000		(150,000)
Repayments of term loan		(200,000)	(320,000)
Issuance of senior unsecured notes	2,400,000
Issuance of mortgage debt			1,942
Repayments and repurchases of senior unsecured notes	(292,265)	(206,422)	(7,735)
Repayments of mortgage and other secured debt	(169,783)	(636,096)	(234,080)
Debt discounts and issuance costs	(43,716)	(11,850)	(860)
Net proceeds from the issuance of common stock and exercise of options	1,327,813	2,426,900	852,912
Dividends paid on common and preferred stock	(787,689)	(590,735)	(517,072)
Issuance of noncontrolling interests	14,087	8,395
Purchase of noncontrolling interests	(34,104)		(9,097)
Distributions to noncontrolling interests	(15,215)	(15,319)	(15,541)
Net cash provided by (used in) financing activities	2,853,128	774,873	(399,531)
Net increase (decrease) in cash and cash equivalents	(1,003,195)	924,442	54,697
Cash and cash equivalents, beginning of year	1,036,701	112,259	57,562
Cash and cash equivalents, end of year	$ 33,506	$ 1,036,701	$ 112,259